Note 17 - Net Loss per Share (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (26,854,552)	$ (10,506,935)
Weighted-average basic and diluted shares (in shares)	198,724,910	177,714,201
Net loss per share - basic and diluted (in AUD per Share)	$ (0.14)	$ (0.06)